Prepaid Gold Interests and Other (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments and prepaid gold interests and other
Total prepaid gold interests	$ 182,621		$ 182,621		$ 91,015
Current portion	55,929		55,929		33,537
Non-current portion	126,692		126,692		57,478
Gain (loss) as a result of changes in prepaid gold interests and other	(5,200)	$ 6,400	21,700	$ 11,400
Steppe Gold
Investments and prepaid gold interests and other
Total prepaid gold interests	96,372		96,372		2,570
Auramet
Investments and prepaid gold interests and other
Total prepaid gold interests	67,141		67,141		65,320
El Mochito
Investments and prepaid gold interests and other
Total prepaid gold interests	$ 19,108		$ 19,108		$ 23,125